GUARANTEES	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
GUARANTEES
19.	GUARANTEES

The Company periodically enters into agreements that include limited intellectual property indemnifications that are customary in the industry.  These guarantees generally require the Company to indemnify the other party for certain damages and costs incurred as a result of third party intellectual property claims arising from these transactions.  The nature of the intellectual property indemnification obligations prevent the Company from making a reasonable estimate of the maximum potential amount it could be required to pay to its customers and suppliers.  The Company has not made any indemnification payments under such agreements and no amount has been accrued in the accompanying consolidated financial statements with respect to these indemnification obligations.